Interest Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Interest Expense [Abstract]
Interest on indebtedness	$ 73,739	$ 58,919	$ 201,009	$ 172,824
Interest on significant financing component	8,320	2,993	13,815	9,372
Interest on leases	685	523	1,786	1,558
Interest on satellite performance incentive payments	183	227	574	716
Interest on employee benefit plans, net	(503)	(268)	(1,508)	(801)
Capitalized interest	(27,604)	(8,197)	(60,452)	(19,177)
Interest expense	$ 54,820	$ 54,197	$ 155,224	$ 164,492